REVENUE AND COST OF SALES	12 Months Ended
Dec. 31, 2022
REVENUE AND COST OF SALES
Revenue And Cost Of Sales

17. REVENUE AND COST OF SALES

The Company’s revenues for the year ended December 31, 2022 and 2021, are all attributable to Mexico, from shipments of concentrate from the Avino Mine, and processing of Historical Above Ground Stockpiles.

	2022	2021
Concentrate sales	$43,648	$11,208
Provisional pricing adjustments	539	20
	$44,187	$11,228

Cost of sales consists of changes in inventories, direct costs including personnel costs, mine site costs, energy costs (principally diesel fuel and electricity), maintenance and repair costs, operating supplies, external services, third party transport fees, depreciation and depletion, and other expenses for the periods. Direct costs include the costs of extracting co-products. Stand-by costs consist of care and maintenance costs incurred during the work stoppages at the Avino Mine during the year ended December 31, 2021.

Cost of sales is based on the weighted average cost of inventory sold for the periods and consists of the following:

	2022	2021
Production costs	$26,749	$4,905
Stand-by costs	-	800
Write down of equipment	330	-
Depreciation and depletion	2,046	1,976
	$29,125	$7,681